UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

  /s/  Seth L. Hoffman     Great Barrington, MA     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $57,953 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      221     5338 SH       SOLE                     5338        0        0
AT&T INC                       COM              00206R102     5223   183137 SH       SOLE                   183137        0        0
BARRICK GOLD CORP              COM              067901108     1902    40761 SH       SOLE                    40761        0        0
DNP SELECT INCOME FD           COM              23325P104     2967   296721 SH       SOLE                   296721        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      649    16246 SH       SOLE                    16246        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108      120    19601 SH       SOLE                    19601        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      274    17872 SH       SOLE                    17872        0        0
GOLDCORP INC NEW               COM              380956409      887    19429 SH       SOLE                    19429        0        0
ISHARES GOLD TRUST             ISHARES          464285105     5933   374826 SH       SOLE                   374826        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1439    12586 SH       SOLE                    12586        0        0
ISHARES TR                     BARCLY USAGG B   464287226      330     3000 SH       SOLE                     3000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      502    14295 SH       SOLE                    14295        0        0
ISHARES TR                     S&P500 GRW       464287309     1168    19079 SH       SOLE                    19079        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1086    21049 SH       SOLE                    21049        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1288    15226 SH       SOLE                    15226        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      386     8080 SH       SOLE                     8080        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      521     8497 SH       SOLE                     8497        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      534     9439 SH       SOLE                     9439        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1093    20794 SH       SOLE                    20794        0        0
ISHARES TR                     S&P SMLCP VALU   464287879      956    16160 SH       SOLE                    16160        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      201     5767 SH       SOLE                     5767        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1225    11783 SH       SOLE                    11783        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      381     9674 SH       SOLE                     9674        0        0
MERCK & CO INC NEW             COM              58933Y105     4191   128179 SH       SOLE                   128179        0        0
NEWMONT MINING CORP            COM              651639106     1263    20056 SH       SOLE                    20056        0        0
PFIZER INC                     COM              717081103     4821   272661 SH       SOLE                   272661        0        0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT     73936T565      231    17000 SH       SOLE                    17000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100      316     7176 SH       SOLE                     7176        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      639    19000 SH       SOLE                    19000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2245    14205 SH       SOLE                    14205        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     2723    53534 SH       SOLE                    53534        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1745    31398 SH       SOLE                    31398        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736      943    16851 SH       SOLE                    16851        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     2441    51882 SH       SOLE                    51882        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      594    16568 SH       SOLE                    16568        0        0
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858      259     8599 SH       SOLE                     8599        0        0
VANGUARD WORLD FDS             UTILITIES ETF    92204A876      480     6723 SH       SOLE                     6723        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5776   156956 SH       SOLE                   156956        0        0